Note 9 - Other Payables and Accrued Expenses (Details) - Other Payables and Accrued Expenses In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY		Dec. 31, 2013 CNY
Other Payables and Accrued Expenses [Abstract]
Business and other tax payable		24,987		28,313
Refundable deposits from employees and agents		9,705		12,452
Professional fees		17,340		11,818
Advances from third parties		32,219		22,490
Payables for addition of office equipment, furniture and fixtures		8,618		8,618
Insurance compensation claim payable to customers		1,563		1,487
Payable for equity transfers of investment in affiliates/subsidiaries		4,685		15,006
Consideration payable to settle the lawsuit (i)			[1]	40,106	[1]
Contributions from members of eHuzhu mutual aid program		2,341
Others		7,954		7,664
Total	$ 17,634	109,412		147,954

[1]	On March 19, 2014, the Company signed a settlement agreement with the plaintiff to settle the lawsuit at US$6,625 (approximately RMB40,106) and the lawsuit has been fully settled in August 2014. Please refer to note (16) (iii) for details of the lawsuit.